Payables and accrued liabilities	12 Months Ended
Dec. 31, 2023
Miscellaneous liabilities [abstract]
Payables and accrued liabilities

12. Payables and accrued liabilities

	December 31,
	2023	2022
	$	$
Trade accounts payable	1,866	2,038
Accrued research and development costs	804	751
Accrued employee benefits	343	325
Payroll tax and other statutory liabilities	78	74
Other accrued liabilities	531	640
	3,622	3,828